Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 15, 2017
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2017
Prospectus Date	rr_ProspectusDate	Mar. 15, 2017
TOPS Hedged Equity Conservative Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Hedged Equity Conservative Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Portfolio’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs"). The ETFs included in the Portfolio invest primarily in equity securities representing one of the following asset classes:

▪ Common and Preferred Stocks

▪ Real Estate-Related Securities ("REITS")

▪ Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objective by allocating assets and selecting individual ETFs using the adviser's TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser primarily selects equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio's adviser seeks to manage the risk of losses by employing a sub-adviser to execute a "hedged" capital protection strategy.

Sub-Adviser's Hedging Strategy Using Futures

The sub-adviser believes that, historically, investors have relied on diversification as their primary risk management tool. However, during periods of global financial crisis, most asset classes have declined simultaneously. Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets. The sub-adviser's capital protection strategy involves assembling and managing a portfolio of hedge instruments that are selected to reduce the downside risk of the majority or all of the Portfolio’s securities. The sub-adviser may also sell futures contracts based on one or more market indices in an attempt to reduce the impact of a severe sustained market decline. Typically, the capital protection strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from a hedge vehicle portfolio during severe market corrections. The sub-adviser believes that by integrating futures contracts with underlying securities, losses may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

The sub-adviser employs a strategy that seeks to preserve asset growth in bullish markets and defend against major losses during downturns in the markets. With the sub-adviser's capital protection strategy, which is applied to approximately 90% of the investment portfolio, the Portfolio seeks to be cushioned against severe market declines. The Portfolio may still experience declines in market value during downturns in the market. However, the capital protection strategy seeks to subject the Portfolio to losses that are lower than those experienced by a portfolio without a capital protection strategy. Also, the capital protection strategy is managed on an ongoing basis to adjust the protection level in an attempt to preserve gains after favorable events and harvest hedge payoffs after large market declines. The hedge instruments implemented for the capital protection strategy may be matched with treasury futures contracts to attempt to earn a higher rate than a corresponding short term money market account would.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

▪ Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪ ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

▪ Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

▪ Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪ Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

▪ Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪ Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operation.

▪ Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪ Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪ Model Risk: The allocation model utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

▪ Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪ Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITS and on how well those REITs manage those properties.

▪ Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds that are not conservative as they have medium-to-aggressive asset allocation strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time.
TOPS Hedged Equity Conservative Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 138
TOPS Hedged Equity Conservative Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218
TOPS Hedged Equity Conservative Growth ETF Portfolio | Class 3 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 249
TOPS Hedged Equity Conservative Growth ETF Portfolio | Investor Class shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 296
TOPS Hedged Equity Moderate Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Hedged Equity Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Portfolio’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs"). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪ Common and Preferred Stocks

▪ Real Estate-Related Securities ("REITS")

▪ Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objective by allocating assets and selecting individual ETFs using the adviser's TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser primarily selects equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio's adviser seeks to manage the risk of losses by employing a sub-adviser to execute a "hedged" capital protection strategy.

Sub-Adviser's Hedging Strategy Using Futures

The sub-adviser believes that, historically, investors have relied on diversification as their primary risk management tool. However, during periods of global financial crisis, most asset classes have declined simultaneously. Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets. The sub-adviser's capital protection strategy involves assembling and managing a portfolio of hedge instruments that are selected to reduce the downside risk of the majority or all of the Portfolio's securities. The sub-adviser may also sell futures contracts based on one or more market indices in an attempt to reduce the impact of a severe sustained market decline. Typically, the capital protection strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from a hedge vehicle portfolio during severe market corrections. The sub-adviser believes that by integrating futures contracts with underlying securities, losses may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

The sub-adviser employs a strategy that seeks to preserve asset growth in bullish markets and defend against major losses during downturns in the markets. With the sub-adviser's capital protection strategy, which is applied to approximately 85% of the investment portfolio, the Portfolio seeks to be cushioned against severe market declines. The Portfolio may still experience declines in market value during downturns in the market. However, the capital protection strategy seeks to subject the Portfolio to losses that are lower than those experienced by a portfolio without a capital protection strategy. Also, the capital protection strategy is managed on an ongoing basis to adjust the protection level in an attempt to preserve gains after favorable events and harvest hedge payoffs after large market declines. The hedge instruments implemented for the capital protection strategy are matched with treasury futures contracts to attempt to earn a higher rate than a corresponding short term money market account would.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

▪ Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪ ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

▪ Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

▪ Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪ Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

▪ Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪ Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operation.

▪ Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪ Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪ Model Risk: The allocation model utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

▪ Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪ Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITS and on how well those REITs manage those properties.

▪ Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept lower-to-moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time.
TOPS Hedged Equity Moderate Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 138
TOPS Hedged Equity Moderate Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218
TOPS Hedged Equity Moderate Growth ETF Portfolio | Class 3 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 249
TOPS Hedged Equity Moderate Growth ETF Portfolio | Investor Class shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 296
TOPS Hedged Equity Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Hedged Equity Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses, which are estimated for the Portfolio’s current fiscal year, are the indirect costs of investing in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs"). The ETFs included in the Portfolio invest primarily in securities representing one of the following asset classes:

▪ Common and Preferred Stocks

▪ Real Estate-Related Securities ("REITS")

▪ Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio's adviser seeks to achieve the Portfolio's investment objective by allocating assets and selecting individual ETFs using the adviser's TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser primarily selects equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio's adviser seeks to manage the risk of losses by employing a sub-adviser to execute a "hedged" capital protection strategy.

Sub-Adviser's Hedging Strategy Using Futures

The sub-adviser believes that, historically, investors have relied on diversification as their primary risk management tool. However, during periods of global financial crisis, most asset classes have declined simultaneously. Many investors use asset allocation strategies to mitigate risk by diversifying asset class exposure amongst low- to negatively-correlated assets. The sub-adviser's capital protection strategy involves assembling and managing a portfolio of hedge instruments that are selected to reduce the downside risk of the majority or all of the Portfolio’s securities. The sub-adviser may also sell futures contracts based on one or more market indices in an attempt to reduce the impact of a severe sustained market decline. Typically, the capital protection strategy is managed to lock-in gains from favorable returns on underlying investments and to harvest gains from a hedge vehicle portfolio during severe market corrections. The sub-adviser believes that by integrating futures contracts with underlying securities, losses may be reduced and the overall value of an investment portfolio may be enhanced over market cycles.

The sub-adviser employs a strategy that seeks to preserve asset growth in bullish markets and defend against major losses during downturns in the markets. With the sub-adviser's capital protection strategy, which is applied to approximately 80% of the investment portfolio, the Portfolio seeks to be cushioned against severe market declines. The Portfolio may still experience declines in market value during downturns in the market. However, the capital protection strategy seeks to subject the Portfolio to losses that are lower than those experienced by a portfolio without a capital protection strategy. Also, the capital protection strategy is managed on an ongoing basis to adjust the protection level in an attempt to preserve gains after favorable events and harvest hedge payoffs after large market declines. The hedge instruments implemented for the capital protection strategy are matched with treasury futures contracts to attempt to earn a higher rate than a corresponding short term money market account would.

The Portfolio and the adviser have received a Securities and Exchange Commission order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 80% of its assets in equity exchange-traded funds ("ETFs")
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

▪ Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

▪ ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

▪ Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

▪ Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

▪ Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

▪ Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

▪ Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operation.

▪ Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

▪ Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

▪ Model Risk: The allocation model utilized in the Portfolio’s securities selection process is not certain to produce improved issuer creditworthiness, maximized returns or minimized risk, and may not be appropriate for every investor. No assurance can be given that the Portfolio will be successful under all or any market conditions.

▪ Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

▪ Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITS and on how well those REITs manage those properties.

▪ Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time.
TOPS Hedged Equity Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 138
TOPS Hedged Equity Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218
TOPS Hedged Equity Growth ETF Portfolio | Class 3 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 249
TOPS Hedged Equity Growth ETF Portfolio | Investor Class shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 296

[1]	Other expenses are contractually limited to 0.06%.
[2]	Acquired Fund Fees and Expenses, which are estimated for the Portfolio's current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.